SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: -June 30 2012

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Impax Asset Management Limited
Address:    Norfolk House
		31 St James's Square
		London SW1Y 4JR
		UNITED KINGDOM

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Michael Knight
Title:      Chief Compliance Officer
Phone:      44(0)207 7432 2626

Signature, Place, and Date of Signing:

     M B Knight            	London United Kingdom		14 August 2012
- -----------------------             ------------            -----------------
      [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                          -----------
Form 13F Information Table Entry Total:   41
                                          -----------
Form 13F Information Table Value Total:   $597796
                                          -----------
                                          (thousands)

List of Other Included Managers:


ISSUER                           CLASS   CUSIP        	 VALUE    SH/PRN	PUT/  INV         OTHER        VOTING AUTH
                                                        '000s          		CALL  DISCRETION   MGRS    SOLE
Aegion Corp			Common	457667103	 1708	  95500			S		     S
Agilent Technologies		Common	00846U101	 6304	 160300			S		     S
Air Products			Common	009158106	 4811	  59200			S		     S
American Water Works 		Common	030420103	 8294	 241950			S		     S
Aqua America Inc		Common	03826W103	 3197	 128100 		S		     S
Badger Meter			Common	056525108	20674	 550577			S		     S
Clarcor Inc			Common	179895107	32504	 674907			S		     S
Clean Harbors Inc		Common	184496107	32284	 572214			S		     S
Cree Inc			Common	225447101	 6191	 241190			S		     S
Danaher Corp			Common	235851102	 5553	 106580			S		     S
Donladson Co Inc		Common	257651109	 9404	 281800			S		     S
Ecolab Inc			Common	278865100	31592	 459548			S		     S
Emerson Electric Co.		Common	291011104	 5440	 116779			S		     S
Franklin Electric Co Inc	Common	353514102	15348	 300175			S		     S
Hubbell Inc			Common	443510201	 2260	  28900			S		     S
ICF International Inc		Common	44925C103	13709	 575022			S		     S
Idex Corp			Common	45167R104	 6240	 160084 		S		     S
Itron Inc			Common	465741106	34069	 826111			S		     S
Johnson Controls inc		Common	478366107	 5445	 195500			s		     S
LKQ Corp			Common	501889208	33475	1003304			S		     S
Mastec Inc			Common	576323109	 1230	  81800			S		     S
Metalico Inc			Common	591176102	 2864	1301808			S		     S
Ormat Technologies Inc		Common	686688102	22281	1041665			S		     S
Pall Corp			Common	696429307	39721	 724704			S		     S
Pentair Inc.			Common	709631105	25558	 667650			s		     S
Perkinelmer Inc.		Common	714046109	 4612	 178742			S		     S
Power Integrations Inc		Common	739276103	21120	 566218			S		     S
Regal Beloit			Common	758750103	44201	 708151			S		     S
Republic services Inc		Common	760759100	 4033	 151455			S		     S
Rexnord Corp			Common	76169B102	 3784	 188830			S		     S
Rogers Corp			Common	775133101	 1711	  43200			S		     S
Roper Industries Inc		Common	776696106	 3093     31375			S		     S
Semileds Corp.			Common	816645105	 2443	 790482			S		     S
Sims Group			Common	829160100	16118	1628098			S		     S
Stericycle Inc			Common	858912108	29585	 322738			S		     S
Sunpower Corp class B		Common	867652307	 3464	 722333			S		     S
Tetra Tech Inc			Common	88162G103	22379	 858107			S		     S
Thermo Fisher Scientific Inc	Common	883556102	 6917	 132963			S		     S
Toro Co				Common	891092108	 1305	  35600			S		     S
Watts Water Technologies-A	Common	942749102	36934	1107791			S		     S
Xylem Inc			Common	98419M100	25941	1030650			S		     S